Related party transactions (Details) - CHF (SFr)	1 Months Ended	3 Months Ended		6 Months Ended		18 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025
Related party transactions
Salaries, other short-term employee benefits and post-employment benefits		SFr 99,864	SFr 95,934	SFr 197,156	SFr 155,762
Share-based compensation		18,910	46,368	43,428	98,766
Key management compensation		118,774	142,302	240,584	254,528
Fair value of Income recognised for services received at zero cost		34,505		105,560
Fair value of services received at zero cost recorded as other operating cost		34,505		105,560
Discontinued operations
Related party transactions
Salaries, other short-term employee benefits and post-employment benefits			345,177		664,525
Share-based compensation			999,751		1,260,638
Key management compensation			1,344,928		1,925,163
Discontinued operations as disclosed below
Related party transactions
Key management compensation					1,900,000
Net gain on Neurosterix Transaction		117,747	14,390,211	117,747	13,961,900	SFr 14,100,000
Executive Management | Discontinued operations as disclosed below
Related party transactions
Net payable			SFr 100,000		SFr 100,000
Neurosterix Group
Related party transactions
Fair value of Income recognised for services received at zero cost		34,505		105,560
Fair value of services received at zero cost recorded as other operating cost		34,505		105,560
Neurosterix Pharma Sarl
Related party transactions
Net receivable	SFr 60,074	SFr 60,074		SFr 60,074		SFr 60,074
Stalicla SA
Related party transactions
Investment in Stalicla SA	SFr 795,029
Preferred shares received on investment in Stalicla SA	23,342